Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
Thornburg Small/Mid Cap Core Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	(5.39%)	3.20%	7.18%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.39%)	1.57%	6.26%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.19%)	2.13%	5.59%
Thornburg Small/Mid Cap Core Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	(2.86%)	3.18%	6.75%
Thornburg Small/Mid Cap Core Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)	4.58%	8.09%
Thornburg Small/Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.37%)	(2.14%)	6.81%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.37%)	(3.78%)	5.51%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.22%)	(1.52%)	5.49%
Thornburg Small/Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.38%	(2.12%)	6.40%
Thornburg Small/Mid Cap Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	(0.79%)	7.74%
Thornburg Small/Mid Cap Core Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	(0.86%)	4.20%	7.70%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.86%)	2.54%	6.77%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.51%)	2.90%	6.03%
Thornburg Small/Mid Cap Core Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	(0.76%)	4.30%	7.81%
Thornburg Small/Mid Cap Core Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)	4.57%	8.09%
Thornburg Small/Mid Cap Growth Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	(1.29%)	7.20%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	(2.96%)	5.87%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.55%	(0.88%)	5.82%
Thornburg Small/Mid Cap Growth Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	(1.20%)	7.30%
Thornburg Small/Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	(0.79%)	7.75%